UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06567

Invesco Municipal Opportunity Trust
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Sheri Morris 1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end:	02/28

Date of reporting period:	08/31/19

Item 1. Reports to Stockholders.

Semiannual Report to Shareholders	August 31, 2019
Invesco Municipal Opportunity Trust
NYSE: VMO

2	Letters to Shareholders
3	Trust Performance
3	Share Repurchase Program Notice
4	Dividend Reinvestment Plan
5	Schedule of Investments
25	Financial Statements
29	Financial Highlights
30	Notes to Financial Statements
35	Approval of Investment Advisory and Sub-Advisory Contracts
37	Proxy Results
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Trust’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Trust or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Trust’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Trust electronically by contacting your financial intermediary (such as a broker-dealer or bank).
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Trust, you can call 800 341 2929 to let the Trust know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Trust.
Unless otherwise noted, all data provided by Invesco.

NOT FDIC INSURED    |    MAY LOSE VALUE    |    NO BANK GUARANTEE

Letters to Shareholders
Dear Fellow Shareholders:
Bruce Crockett
As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.
We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.
On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

Dear Shareholders:
Andrew Schlossberg
This semiannual report includes information about your Trust, including performance data and a complete list of its investments as of the close of the reporting period.
Invesco’ s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our Trusts, including performance and holdings.
In addition to the resources accessible on our website, you can obtain timely updates to help you stay informed by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you with information you want, when and where you want it.
Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.
For questions about your account, feel free to contact an Invesco client services representative at 800 341 2929.
All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.
Sincerely,
Andrew Schlossberg
Head of the Americas,
Senior Managing Director, Invesco Ltd.
2	Invesco Municipal Opportunity Trust

Trust Performance

Performance summary
Cumulative total returns, February 28, 2019 to August 31, 2019
Trust at NAV	8.59%
Trust at Market Value	10.33
S&P Municipal Bond Index▼ (Broad Market Index)	5.92
S&P Municipal Bond 5+ Year Investment Grade Index▼ (Style-Specific Index)	7.17
Lipper Closed-End General and Insured Municipal Leveraged Debt Funds Index■ (Peer Group Index)	9.28
Market Price Discount to NAV as of 8/31/19	-6.45
Source(s): ▼RIMES Technologies Corp.; ■ Lipper Inc.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Investment return, net asset value (NAV) and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end performance. Performance figures reflect Trust expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.
Since the Trust is a closed-end management investment company, shares of the Trust may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Trust cannot predict whether shares will trade at, above or below NAV. The Trust should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.
    The S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.
    The S&P Municipal Bond 5+ Year Investment Grade Index seeks to measure the performance of investment grade US municipal bonds with maturities equal to or greater than five years.
    The Lipper Closed-End General and Insured Municipal Leveraged Debt Funds Index is an unmanaged index considered representative of closed-end general and insured leveraged municipal debt funds tracked by Lipper.
    The Trust is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Trust may deviate significantly from the performance of the indexes.
    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Important Notice Regarding Share Repurchase Program
In September 2019, the Trustees of the Trust approved a share repurchase program that allows the Trust to repurchase up to 25% of the 20-day average trading volume of the Trust’s common shares when the Trust is trading at a 10% or greater discount to its net asset value. The Trust will repurchase shares pursu-
ant to this program if the Adviser reasonably believes that such repurchases may enhance shareholder value.
3	Invesco Municipal Opportunity Trust

Dividend Reinvestment Plan
The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed-end Trust (the Trust). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Trust, allowing you to potentially increase your investment over time. All shareholders in the Trust are automatically enrolled in the Plan when shares are purchased.

Plan benefits
■	Add to your account:
You may increase your shares in your Trust easily and automatically with the Plan.
■	Low transaction costs:
Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Trust is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by the Trust, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.
■	Convenience:
You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at invesco.com/closed-end.
■	Safekeeping:
The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the Plan
If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” — in the name of your brokerage firm, bank, or other financial institution — you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll
If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting invesco.com/closed-end, by calling toll-free 800 341 2929 or by notifying us in writing at Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000. If you are writing to us, please include the Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works
If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Trust is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Trust is trading above or below NAV, the price is determined by one of two ways:
1.	Premium: If the Trust is trading at a premium — a market price that is higher than its NAV — you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Trust trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.
2.	Discount: If the Trust is trading at a discount — a market price that is lower than its NAV — you’ll pay the market price for your reinvested shares.

Costs of the Plan
There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Trust. If the Trust is trading at or above its NAV, your new shares are issued directly by the Trust and there are no brokerage charges or fees. However, if the Trust is trading at a discount, the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications
The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.
Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan
You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/closed-end or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:
1.	If you opt to continue to hold your non-certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.
2.	If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting a $2.50 service fee and per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.
3.	You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.
The Trust and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Trust. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.
To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/closed-end.
4	Invesco Municipal Opportunity Trust

Schedule of Investments
August 31, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–162.76%(a)
Alabama–3.11%
Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB	5.00%	11/15/2046	$ 6,045	$ 7,106,079
Alabaster (City of), AL Board of Education;
Series 2014 A, GO Wts. (INS- AGM)(b)	5.00%	09/01/2039	1,580	1,837,666
Series 2014 A, GO Wts. (INS -AGM)(b)	5.00%	09/01/2044	1,580	1,832,026
Birmingham (City of), AL Airport Authority; Series 2010, RB (INS -AGM)(b)	5.25%	07/01/2030	3,350	3,448,892
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	300	338,670
Birmingham (City of), AL Water Works Board; Series 2016 B, Ref. RB	5.00%	01/01/2043	1,565	1,867,483
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB (c)	5.50%	01/01/2043	1,600	1,165,456
Lower Alabama Gas District (The); Series 2016 A, RB (d)	5.00%	09/01/2046	3,300	4,815,987
Selma (City of), AL Industrial Development Board; Series 2009 A, RB	6.25%	11/01/2033	3,050	3,074,004
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR (e)	5.25%	05/01/2044	1,045	1,208,563
Water Works Board of the City of Birmingham/The; Series 2011, RB (INS -AGM)(b)(d)	5.00%	01/01/2036	1,815	1,910,052
				28,604,878
Alaska–0.67%
Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB (d)	5.50%	10/01/2041	5,730	6,153,504
Arizona–4.10%
Arizona (State of) Health Facilities Authority (Catholic Healthcare West); Series 2011 B-2, RB (INS -AGM)(b)	5.00%	03/01/2041	435	456,611
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2042	2,735	3,126,187
Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community); Series 2019 A, RB	4.25%	01/01/2039	2,000	2,211,840
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2017 A, Ref. RB (e)	5.25%	07/01/2047	1,470	1,526,080
Arizona (State of) Lottery Revenue; Series 2019, Ref. RB	5.00%	07/01/2029	1,250	1,656,725
Arizona (State of) Transportation Board; Series 2011 A, Ref. RB (d)(f)	5.00%	07/01/2036	4,095	4,385,786
Glendale (City of), AZ Industrial Development Authority (Midwestern University);
Series 2010, RB	5.00%	05/15/2035	750	768,173
Series 2010, RB	5.13%	05/15/2040	1,500	1,536,270
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2030	1,320	1,461,055
Series 2017, Ref. RB	5.00%	11/15/2045	1,125	1,215,799
Maricopa County Pollution Control Corp. (Southern California Education Co.); Series 2000 B, Ref. RB	5.00%	06/01/2035	1,485	1,519,259
Phoenix (City of), AZ Industrial Development Authority (Career Success Schools);
Series 2009, RB	7.00%	01/01/2029	735	739,748
Series 2009, RB	7.00%	01/01/2039	835	839,851
Series 2009, RB	7.13%	01/01/2045	790	794,748
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB (e)	6.50%	07/01/2034	630	730,479
Phoenix (City of), AZ Industrial Development Authority (Rowan University); Series 2012, RB	5.00%	06/01/2042	3,870	4,154,909
Phoenix Civic Improvement Corp.;
Series 2017 A, RB (g)	5.00%	07/01/2042	1,955	2,353,761
Series 2017 A, RB (g)	5.00%	07/01/2047	3,135	3,750,683
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB (e)	5.38%	07/01/2052	1,505	1,568,075
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Pima (County of), AZ Industrial Development Authority (Tucson Electric Power Co.); Series 2010 A, IDR	5.25%	10/01/2040	$ 550	$ 570,345
Yuma (City of), AZ Industrial Development Authority (Regional Medical Center); Series 2014 A, RB	5.00%	08/01/2029	2,015	2,346,568
				37,712,952
Arkansas–0.17%
Pulaski (County of), AR Public Facilities Board; Series 2014, RB	5.00%	12/01/2042	1,420	1,598,309
California–15.55%
Anaheim (City of), CA Public Financing Authority (Anaheim Public Improvements); Series 1997 C, RB (INS -AGM)(b)(h)	0.00%	09/01/2020	2,630	2,597,178
Bay Area Toll Authority (San Francisco Bay Area);
Series 2017 F-1, RB (d)	5.00%	04/01/2056	3,150	3,815,312
Series 2017, Ref. RB	4.00%	04/01/2037	2,800	3,195,052
Beverly Hills Unified School District (Election of 2008); Series 2009, GO Bonds (h)	0.00%	08/01/2028	1,050	911,306
California (County of), CA Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB (h)	0.00%	06/01/2055	13,950	851,090
California (State of);
Series 2010, GO Bonds	5.50%	03/01/2040	5,090	5,201,013
Series 2012, GO Bonds	5.25%	04/01/2035	4,665	5,162,056
Series 2012, GO Bonds	5.00%	04/01/2042	3,430	3,750,774
Series 2012, Ref. GO Bonds	5.25%	02/01/2030	730	801,723
Series 2012, Ref. GO Bonds	5.00%	02/01/2032	2,300	2,510,634
Series 2013, Ref. GO Bonds	5.25%	09/01/2030	1,000	1,162,400
California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB (e)	5.00%	04/01/2049	1,060	1,192,044
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing Project); Series 2018, RB	5.00%	05/15/2035	1,595	1,973,940
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB (g)	5.00%	12/31/2038	1,885	2,306,580
Series 2018 A, RB (g)	5.00%	12/31/2043	2,550	3,088,509
California (State of) Pollution Control Finance Authority;
Series 2012, RB (e)(g)	5.00%	07/01/2027	1,740	1,909,824
Series 2012, RB (e)(g)	5.00%	07/01/2030	2,025	2,207,513
Series 2012, RB (e)(g)	5.00%	07/01/2037	4,445	4,796,822
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2044	1,080	1,214,762
Series 2016 A, RB (e)	5.00%	12/01/2041	1,715	1,948,703
Series 2016 A, RB (e)	5.25%	12/01/2056	1,275	1,458,090
California (State of) Statewide Communities Development Authority (Pooled Financing Program); Series 2004 A, RB	5.25%	10/01/2019	35	35,104
Daly City (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	570	571,037
East Bay Municipal Utility District; Series 2010 A, Ref. RB (d)(f)	5.00%	06/01/2036	5,795	5,973,254
Foothill-Eastern Transportation Corridor Agency; Series 2015, Ref. RB (INS -AGM)(b)(h)	0.00%	01/15/2034	5,235	3,646,230
Golden State Tobacco Securitization Corp.;
Series 2013 A, RB	5.00%	06/01/2030	1,725	1,973,573
Series 2015 A, Ref. RB	5.00%	06/01/2040	5,000	5,900,950
Series 2018 A-1, Ref. RB	5.00%	06/01/2047	930	953,864
Series 2018 A-2, Ref. RB	5.00%	06/01/2047	3,235	3,318,010
Los Angeles (City of), CA Department of Airports; Series 2015 D, RB (g)	5.00%	05/15/2036	1,375	1,609,946
Los Angeles (City of), CA Department of Water & Power;
Series 2012 B, RB	5.00%	07/01/2037	1,000	1,108,560
Series 2012 B, RB (d)	5.00%	07/01/2043	6,500	7,190,300
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Mt. San Antonio Community College District (Election 2008); Series 2013 A, GO Bonds (i)	6.25%	08/01/2043	$ 2,550	$ 2,601,000
Oroville (City of), CA (Oroville Hospital); Series 2019, RB	5.25%	04/01/2049	785	942,628
Palomar Pomerado Health; Series 2009, COP (f)(j)	6.75%	11/01/2019	1,450	1,463,079
Sacramento (County of), CA; Series 2010, RB	5.00%	07/01/2040	2,750	2,832,252
San Buenaventura (City of), CA (Community Memorial Health System); Series 2011, RB	7.50%	12/01/2041	2,800	3,134,544
San Diego (City of), CA Community College District (Election of 2006); Series 2011, GO Bonds (d)(f)	5.00%	08/01/2036	8,460	9,133,247
San Diego (County of), CA Regional Airport Authority; Series 2010 A, RB	5.00%	07/01/2034	525	541,763
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2010 F, RB	5.00%	05/01/2040	1,000	1,024,160
Series 2011 F, Ref. RB (g)	5.00%	05/01/2025	1,210	1,284,887
Series 2011 F, Ref. RB (g)	5.00%	05/01/2026	2,420	2,569,362
Series 2019 A, Ref. RB (g)	5.00%	05/01/2036	1,485	1,873,535
Series 2019 A, Ref. RB (g)	5.00%	05/01/2039	2,980	3,717,699
San Francisco (City & County of), CA Public Utilities Commission; Series 2012, RB (f)(j)	5.00%	05/01/2022	3,800	4,215,720
San Francisco (City & County of), CA Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, RB (d)	5.00%	11/01/2036	5,250	5,703,968
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, RB	5.50%	09/01/2032	835	931,484
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB (h)	0.00%	06/01/2041	4,410	1,305,007
Southern California Public Power Authority (Milford Wind Corridor Phase II); Series 2011-1, RB (d)	5.25%	07/01/2029	1,950	2,095,802
University of California; Series 2018 AZ, Ref. RB (d)	4.00%	05/15/2048	3,075	3,483,821
Vernon (City of), CA; Series 2009 A, RB	5.13%	08/01/2021	805	807,729
West Contra Costa Unified School District;
Series 2005, GO Bonds (INS -NATL)(b)(h)	0.00%	08/01/2025	1,485	1,354,246
Series 2005, GO Bonds (INS -NATL)(b)(h)	0.00%	08/01/2026	1,350	1,205,523
West Sacramento (City of), CA Financing Authority; Series 2006 A, RB (INS -SGI)(b)	5.00%	09/01/2026	2,480	2,994,302
William S. Hart Union High School District (Election of 2008); Series 2009 A, GO Bonds (h)	0.00%	08/01/2032	4,650	3,544,741
				143,096,652
Colorado–4.61%
Arkansas River Power Authority; Series 2006, RB (j)	5.88%	10/01/2026	1,565	1,910,082
Colorado (State of) Board of Governors; Series 2012 A, RB (d)(f)	5.00%	03/01/2041	3,500	3,842,755
Colorado (State of) Educational & Cultural Facilities Authority (Academy of Charter Schools); Series 2004, RB (INS -SGI)(b)	5.50%	05/01/2036	5,000	5,014,300
Colorado (State of) Health Facilities Authority (Adventhealth Obligated); Series 2019, Ref. RB	4.00%	11/15/2043	1,255	1,437,502
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 A, RB	5.00%	11/15/2048	1,480	1,804,638
Colorado (State of) Health Facilities Authority (CommonSpirit Health);
Series 2019 A-1, Ref. RB	4.00%	08/01/2044	2,115	2,343,674
Series 2019 A-2, Ref. RB	5.00%	08/01/2044	1,055	1,286,646
Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society (The)); Series 2017, Ref. RB (f)(j)	5.00%	06/01/2027	745	940,488
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB (d)	5.50%	01/01/2035	3,000	3,487,620
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2013, RB (f)(j)	5.63%	06/01/2023	500	581,305
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, RB	5.25%	07/01/2027	420	420,290
Series 2007 A, RB	5.30%	07/01/2037	650	650,325
Colorado (State of) High Performance Transportation Enterprise (C-470 Express Lanes); Series 2017, RB	5.00%	12/31/2047	1,170	1,299,531
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, RB	6.50%	01/15/2030	1,850	1,918,783
Series 2010, RB	6.00%	01/15/2034	1,500	1,549,380
Series 2019, RB	6.00%	01/15/2041	700	723,044
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7	Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Colorado (State of) Science and Technology Park Metropolitan District No. 1; Series 2018, Ref. RB	5.00%	12/01/2033	$ 545	$ 585,597
Denver (City & County of), CO;
Series 2012 B, RB	5.00%	11/15/2037	2,500	2,760,650
Series 2013 A, RB (g)	5.25%	11/15/2043	3,000	3,398,040
Series 2018 A, Ref. RB (d)(g)	5.25%	12/01/2048	2,230	2,782,416
Series 2018 A-2, RB (h)	0.00%	08/01/2033	2,235	1,479,794
Neu Towne Metropolitan District; Series 2018 A, Ref. GO Bonds	5.38%	12/01/2046	895	945,711
Prairie Center Metropolitan District No. 3; Series 2017 A, Ref. RB (e)	5.00%	12/15/2041	1,220	1,299,495
				42,462,066
Connecticut–0.47%
Connecticut (State of) (Bradley International Airport); Series 2000 A, RB (INS- ACA)(b)(g)	6.60%	07/01/2024	3,265	3,275,611
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, RB (g)	5.50%	04/01/2021	1,000	1,056,760
				4,332,371
District of Columbia–2.00%
District of Columbia; Series 2006 B-1, RB (INS -NATL)(b)	5.00%	02/01/2031	1,635	1,639,268
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	2,660	2,737,725
District of Columbia (Sibley Memorial Hospital);
Series 2009, RB (f)(j)	6.38%	10/01/2019	3,115	3,127,211
Series 2009, RB (f)(j)	6.50%	10/01/2019	1,990	1,997,980
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2014 A, Ref. RB	5.00%	10/01/2053	8,315	8,944,861
				18,447,045
Florida–9.52%
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/2041	1,000	1,009,060
Broward (County of), FL;
Series 2012 A, RB	5.00%	10/01/2037	4,125	4,562,745
Series 2013 C, RB	5.25%	10/01/2038	3,000	3,416,010
Series 2015 A, RB (g)	5.00%	10/01/2045	1,770	2,048,580
Series 2017, RB (d)(g)	5.00%	10/01/2047	3,285	3,939,865
Cape Coral (City of), FL; Series 2011, Ref. RB (f)(j)	5.00%	10/01/2021	870	941,096
Cape Coral (City of), FL Health Facilities Authority (Gulf Care, Inc.); Series 2015, Ref. RB (e)	6.00%	07/01/2045	315	348,289
Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB (Acquired 12/16/2013; Cost $1,612,021) (e)	7.75%	05/15/2035	1,650	1,590,122
Davie (Town of), FL (Nova Southeastern University); Series 2013 A, RB	6.00%	04/01/2042	1,800	2,039,850
Escambia (County of), FL Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB (j)	5.95%	07/01/2020	60	62,377
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2048	3,820	4,388,951
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB (g)	5.13%	06/01/2027	1,080	1,150,146
Gainesville (City of), FL (Utilities System); Series 2019 A, RB	5.00%	10/01/2044	1,250	1,580,375
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB (g)	5.00%	10/01/2048	2,640	3,225,394
JEA; Series 2012 Three B, RB (d)	5.00%	10/01/2039	4,000	4,307,000
Martin (County of), FL Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB (f)(j)	5.00%	11/15/2021	1,895	2,054,540
Miami Beach (City of), FL Health Facilities Authority (Mount Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2044	1,180	1,328,975
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8	Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Miami-Dade (County of), FL;
Series 2010, Ref. RB (f)(j)	5.00%	10/01/2020	$ 1,000	$ 1,042,550
Series 2012 A, Ref. RB (f)(g)(j)	5.00%	10/01/2022	2,580	2,843,866
Series 2012 A, Ref. RB	5.00%	10/01/2028	1,000	1,112,270
Series 2012 B, Ref. RB	5.00%	10/01/2032	1,450	1,608,906
Series 2012 B, Ref. RB	5.00%	10/01/2035	2,295	2,538,775
Series 2012 B, Ref. RB (INS -AGM)(b)	5.00%	10/01/2035	2,450	2,712,591
Series 2016 A, Ref. RB	5.00%	10/01/2041	3,535	4,247,974
Miami-Dade (County of), FL (Miami International Airport-Hub of the Americas); Series 2009 B, RB (f)(j)	5.00%	10/01/2019	650	651,931
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami); Series 2018 A, RB (d)	5.00%	04/01/2053	4,905	5,878,299
Miami-Dade (County of), FL Expressway Authority;
Series 2010 A, Ref. RB (INS -AGM)(b)	5.00%	07/01/2035	720	741,233
Series 2010 A, Ref. RB	5.00%	07/01/2040	5,000	5,153,100
Miami-Dade (County of), FL Health Facilities Authority (Miami Children’s Hospital);
Series 2010, Ref. RB (f)(j)	6.00%	08/01/2020	265	276,429
Series 2010, Ref. RB (f)(j)	6.13%	08/01/2020	605	631,771
Series 2010, Ref. RB	6.00%	08/01/2030	95	98,788
Series 2010, Ref. RB	6.13%	08/01/2042	220	228,714
Miami-Dade (County of), FL Industrial Development Authority (Waste Management, Inc.); Series 2018 B, RB (SIFMA Municipal Swap Index + 0.80%)(f)(g)(k)	2.08%	11/01/2021	745	745,000
Orlando (City of), FL Greater Orlando Aviation Authority; Series 2017 A, RB (g)	5.00%	10/01/2047	3,290	3,937,801
Overoaks Community Development District; Series 2010 A-2, RB (i)	6.13%	05/01/2035	140	141,548
Palm Beach (County of), FL Solid Waste Authority;
Series 2009, RB (f)(j)	5.50%	10/01/2019	600	602,010
Series 2009, RB (INS-BHAC)(b)(d)(f)	5.50%	10/01/2023	4,150	4,163,903
Series 2016, RB (d)	5.00%	10/01/2031	4,650	5,003,819
Putnam (County of), FL Development Authority (Seminole Electric Cooperative); Series 2018 B, Ref. PCR	5.00%	03/15/2042	1,065	1,288,032
Reunion East Community Development District;
Series 2005, RB (c)	5.80%	05/01/2036	197	2
Series 2015-2, RB	6.60%	05/01/2036	235	256,209
Sterling Hill Community Development District; Series 2003 A, RB (l)	6.20%	05/01/2035	965	617,377
Sumter (County of), FL Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, RB	5.13%	07/01/2034	1,000	1,115,880
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,715	1,944,347
				87,576,500
Georgia–4.41%
Atlanta (City of), GA;
Series 1999 A, RB (INS -NATL)(b)	5.50%	11/01/2022	3,000	3,289,590
Series 2009 A, RB (f)(j)	6.00%	11/01/2019	4,950	4,988,659
Series 2010 A, RB (INS -AGM)(b)	5.00%	01/01/2035	2,000	2,024,740
Series 2015, Ref. RB (d)	5.00%	11/01/2040	10,040	11,882,541
Augusta (City of), GA Development Authority; Series 2018, RB	4.00%	07/01/2038	3,840	4,169,510
Brookhaven Development Authority (Children’s Healthcare of Atlanta, Inc.); Series 2019 A, RB	4.00%	07/01/2049	2,115	2,396,845
Fulton (County of), GA Development Authority (Georgia Tech Athletic Association); Series 2012, Ref. RB	5.00%	10/01/2042	1,340	1,465,250
Fulton (County of), GA Development Authority (Wellstar Health System, Inc.); Series 2017, RB	5.00%	04/01/2042	1,255	1,492,446
Georgia (State of) Municipal Electric Authority; Series 1997 A, RB (INS -NATL)(b)	6.50%	01/01/2020	1,085	1,103,608
Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System); Series 2017, RAC	5.00%	08/01/2047	3,250	3,816,995
Private Colleges & Universities Authority (Emory University); Series 2009 B, RB (d)	5.00%	09/01/2029	3,200	3,202,112
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9	Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Private Colleges & Universities Authority (Mercer University);
Series 2012 A, RB	5.25%	10/01/2027	$ 455	$ 490,686
Series 2012 A, RB	5.00%	10/01/2032	250	264,697
				40,587,679
Hawaii–2.57%
Hawaii (State of);
Series 2010 A, RB	5.00%	07/01/2039	3,525	3,620,104
Series 2014 EO, GO Bonds	5.00%	08/01/2034	5,000	5,856,550
Series 2015 A, RB (g)	5.00%	07/01/2041	1,075	1,253,407
Series 2015 A, RB (g)	5.00%	07/01/2045	2,150	2,496,301
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group);
Series 2010 B, RB (f)(j)	5.63%	07/01/2020	1,000	1,036,870
Series 2010 B, RB (f)(j)	5.75%	07/01/2020	370	384,023
Series 2013 A, Ref. RB	5.50%	07/01/2043	3,000	3,379,830
Honolulu (City & County of), HI;
Series 2012 A, GO Bonds	5.00%	11/01/2036	1,000	1,108,910
Series 2015 A, Ref. RB (d)	5.00%	07/01/2030	3,775	4,549,592
				23,685,587
Idaho–0.31%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	1,100	1,177,759
Regents of the University of Idaho; Series 2011, Ref. RB (f)	5.25%	04/01/2021	1,550	1,639,249
				2,817,008
Illinois–17.70%
Bartlett (Village of), IL (Quarry Redevelopment); Series 2007, Ref. RB (j)	5.60%	01/01/2023	1,250	1,251,463
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2037	1,325	1,496,906
Series 2005 D, Ref. GO Bonds	5.50%	01/01/2040	535	601,260
Series 2007 A, Ref. GO Bonds (INS -AGM)(b)	5.00%	01/01/2037	2,110	2,115,781
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2042	425	476,417
Series 2011 A, RB (f)(j)	5.25%	01/01/2022	2,400	2,627,400
Series 2011, COP	7.13%	05/01/2021	867	866,986
Series 2012 A, GO Bonds	5.00%	01/01/2033	2,125	2,233,141
Series 2012 A, GO Bonds (INS- BAM)(b)	5.00%	01/01/2033	2,485	2,646,649
Series 2012, RB	5.00%	01/01/2042	4,085	4,329,242
Series 2014, RB	5.00%	11/01/2044	1,105	1,237,302
Series 2014, Ref. RB (INS -AGM)(b)	5.00%	01/01/2031	1,400	1,564,920
Series 2015 A, GO Bonds	5.50%	01/01/2033	4,310	4,907,538
Series 2019 A, GO Bonds	5.50%	01/01/2035	450	546,948
Chicago (City of), IL (Midway Airport);
Series 2013 A, Ref. RB (g)	5.50%	01/01/2031	4,000	4,492,120
Series 2014 A, Ref. RB (g)	5.00%	01/01/2041	1,575	1,749,573
Chicago (City of), IL (O’Hare International Airport);
Series 2012 B, Ref. RB (g)	5.00%	01/01/2030	4,320	4,660,675
Series 2013, RB	5.75%	01/01/2038	3,150	3,571,659
Series 2015 C, RB (g)	5.00%	01/01/2046	1,075	1,221,856
Series 2015 D, RB	5.00%	01/01/2046	755	865,902
Series 2017 D, RB	5.25%	01/01/2042	1,720	2,094,960
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10	Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago (City of), IL Board of Education;
Series 2017 H, GO Bonds	5.00%	12/01/2046	$ 1,610	$ 1,797,823
Series 2018 A, Ref. GO Bonds (INS -AGM)(b)	5.00%	12/01/2032	880	1,073,142
Series 2018 A, Ref. GO Bonds	5.00%	12/01/2034	885	1,024,706
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2022	1,275	1,378,543
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2016 E, GO Bonds	5.00%	12/01/2045	2,215	2,597,265
Chicago (City of), IL Transit Authority;
Series 2011, RB (d)(m)	5.25%	12/01/2036	6,900	7,368,648
Series 2014, RB	5.00%	12/01/2044	4,735	5,320,057
Illinois (State of);
Series 2006, GO Bonds	5.50%	01/01/2030	1,305	1,641,729
Series 2012 A, GO Bonds	5.00%	01/01/2031	1,560	1,643,039
Series 2012, Ref. GO Bonds	5.00%	08/01/2021	1,330	1,410,239
Series 2013, GO Bonds (INS -BAM)(b)	5.50%	07/01/2038	3,025	3,371,453
Series 2014, GO Bonds	5.25%	02/01/2034	1,650	1,819,702
Series 2014, GO Bonds	5.00%	05/01/2035	1,880	2,058,656
Series 2014, GO Bonds	5.00%	05/01/2036	1,540	1,683,682
Series 2017 D, GO Bonds	5.00%	11/01/2023	1,500	1,653,915
Series 2017 D, GO Bonds	5.00%	11/01/2024	2,005	2,248,768
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2021	2,630	2,799,398
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2022	745	810,664
Illinois (State of) Finance Authority (Art Institute of Chicago);
Series 2012, RB (f)(j)	5.00%	03/01/2022	5	5,477
Series 2012, RB	5.00%	03/01/2034	995	1,081,147
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/2042	1,810	2,071,635
Illinois (State of) Finance Authority (Loyola University of Chicago); Series 2012 B, RB	5.00%	07/01/2042	1,000	1,084,470
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2015 A, Ref. RB	5.00%	11/15/2045	3,015	3,434,175
Illinois (State of) Finance Authority (Park Place of Elmhurst);
Series 2016 B, RB	5.63%	05/15/2020	1,278	1,154,106
Series 2016, RB	2.00%	05/15/2055	299	8,955
Illinois (State of) Finance Authority (Riverside Health System);
Series 2009, RB (f)(j)	6.25%	11/15/2019	995	1,005,020
Series 2009, RB	6.25%	11/15/2035	655	661,786
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	1,000	1,000,840
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	2,610	2,988,241
Illinois (State of) Finance Authority (Swedish Covenant Hospital);
Series 2010 A, Ref. RB (f)(j)	5.75%	02/15/2020	1,105	1,127,796
Series 2010 A, Ref. RB (f)(j)	6.00%	02/15/2020	2,750	2,809,812
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB (d)(f)	5.50%	08/15/2041	1,530	1,625,013
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB (d)	5.25%	10/01/2052	4,080	4,548,670
Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, RB (INS- AGM)(b)(h)	0.00%	12/15/2029	3,500	2,739,766
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2010, RB (f)(j)	5.50%	06/15/2020	670	692,787
Series 2010, RB	5.50%	06/15/2050	2,080	2,119,874
Series 2012 A, RB	5.00%	06/15/2042	1,500	1,587,615
Series 2015 A, RB	5.50%	06/15/2053	1,500	1,690,710
Illinois (State of) Sports Facilities Authority;
Series 2014, Ref. RB (INS -AGM)(b)	5.25%	06/15/2031	1,530	1,747,658
Series 2014, Ref. RB (INS -AGM)(b)	5.25%	06/15/2032	1,395	1,590,481
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11	Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Toll Highway Authority;
Series 2013 A, RB (d)	5.00%	01/01/2038	$ 4,625	$ 5,112,429
Series 2014 C, RB (d)	5.00%	01/01/2039	6,240	7,199,026
Series 2015 A, RB (d)	5.00%	01/01/2040	3,000	3,496,140
Peoria (County of), IL; Series 2011, GO Bonds (d)	5.00%	12/15/2041	3,900	4,074,408
Railsplitter Tobacco Settlement Authority; Series 2010, RB (f)(j)	5.50%	06/01/2021	6,030	6,485,265
Regional Transportation Authority;
Series 2002 A, RB (INS- NATL)(b)	6.00%	07/01/2029	1,460	2,025,239
Series 2018 B, RB	5.00%	06/01/2030	615	774,580
Series 2018 B, RB	5.00%	06/01/2040	2,935	3,574,008
Sales Tax Securitization Corp.; Series 2018 A, Ref. RB (d)	5.00%	01/01/2048	5,315	6,109,061
				162,886,317
Indiana–2.64%
Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, RB	5.25%	10/01/2031	3,625	3,909,236
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing);
Series 2013 A, RB (g)	5.00%	07/01/2048	730	801,015
Series 2013, RB (g)	5.00%	07/01/2040	6,405	7,070,287
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.);
Series 2012 A, RB	5.00%	06/01/2032	1,535	1,615,987
Series 2012 A, RB	5.00%	06/01/2039	3,265	3,434,617
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group); Series 2008 I, Ref. VRD RB (LOC - Barclays Bank PLC)(n)(o)	1.25%	11/01/2037	200	200,000
Indiana (State of) Municipal Power Agency;
Series 2013 A, RB	5.25%	01/01/2038	2,000	2,276,620
Series 2016 A, Ref. RB	5.00%	01/01/2042	1,565	1,865,136
Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB (g)	5.88%	01/01/2024	925	1,018,508
Whiting (City of), IN (BP Products North America); Series 2019, Ref. RB (f)(g)	5.00%	06/05/2026	1,760	2,145,123
				24,336,529
Iowa–1.22%
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, RB (e)	5.88%	12/01/2027	1,380	1,450,559
Series 2013, Ref. RB (f)	5.25%	12/01/2037	1,600	1,741,888
Series 2019, Ref. RB	3.13%	12/01/2022	745	757,628
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2018 A, RB	5.00%	05/15/2043	1,060	1,217,707
Iowa (State of) Tobacco Settlement Authority;
Series 2005 C, RB	5.50%	06/01/2042	2,170	2,170,499
Series 2005 C, RB	5.63%	06/01/2046	1,740	1,740,383
Series 2005 E, RB (h)	0.00%	06/01/2046	16,030	2,103,777
				11,182,441
Kansas–1.35%
Kansas (State of) Development Finance Authority (Adventist Health System);
Series 2009, RB (f)(j)	5.50%	11/15/2019	35	35,290
Series 2009, RB	5.50%	11/15/2023	1,220	1,230,614
Series 2009, Ref. RB	5.50%	11/15/2029	330	332,871
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, RB (d)	5.75%	11/15/2038	3,400	3,431,246
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, RB	5.75%	07/01/2038	2,000	2,317,960
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2013 IV-A, RB	6.38%	05/15/2043	1,500	1,622,805
Series 2018 I, Ref. RB	5.00%	05/15/2047	1,000	1,072,790
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12	Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kansas–(continued)
Wyandotte (County of) & Kansas City (City of), KS Unified Government; Series 2014 A, Ref. RB	5.00%	09/01/2044	$ 2,080	$ 2,368,954
				12,412,530
Kentucky–2.58%
Kentucky (State of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(f)(k)	2.68%	02/01/2025	900	913,473
Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS -AGM)(b)	5.00%	12/01/2047	1,410	1,549,759
Kentucky (State of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2040	1,695	1,886,501
Series 2015 A, RB	5.00%	01/01/2045	1,250	1,386,463
Kentucky (State of) Economic Development Finance Authority (Owensboro Health, Inc.);
Series 2017 A, Ref. RB	5.25%	06/01/2041	1,600	1,882,272
Series 2017 A, Ref. RB	5.00%	06/01/2045	1,285	1,467,020
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.);
Series 2010 A, RB (f)(j)	6.38%	06/01/2020	1,950	2,024,100
Series 2010 A, RB (f)(j)	6.50%	06/01/2020	4,550	4,726,722
Series 2010 B, Ref. RB (f)(j)	6.38%	06/01/2020	1,985	2,060,430
Kentucky (State of) Municipal Power Agency (Prarie State); Series 2019 A, Ref. RB	4.00%	09/01/2045	1,350	1,473,863
Kentucky (State of) Public Energy Authority; Series 2018 C-1, RB (f)	4.00%	06/01/2025	1,890	2,121,260
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, RB	5.75%	07/01/2049	1,000	1,129,910
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, RB	5.50%	10/01/2033	1,000	1,142,530
				23,764,303
Louisiana–1.72%
Lafayette (City of), LA Public Trust Financing Authority (Ragin’ Cajun Facilities, Inc. - Housing & Parking);
Series 2010, RB (f)(j)	5.25%	10/01/2020	550	574,563
Series 2010, RB (f)(j)	5.50%	10/01/2020	960	1,005,437
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2002 B, RB (f)(j)	5.50%	05/15/2026	2,000	2,547,360
Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC- Louisiana State University Nicholson Gateway); Series 2016, RB	5.00%	07/01/2051	1,440	1,666,944
New Orleans (City of), LA; Series 2014, Ref. RB	5.00%	06/01/2044	940	1,065,424
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolitdated Garage System); Series 2018 A, RB (INS -AGM)(b)	5.00%	10/01/2043	565	687,599
St. Charles (Parish of), LA (Valero Energy Corp.); Series 2010, RB (f)	4.00%	06/01/2022	1,750	1,853,950
Tobacco Settlement Financing Corp.;
Series 2013 A, Ref. RB	5.50%	05/15/2030	1,085	1,122,812
Series 2013 A, Ref. RB	5.25%	05/15/2031	1,085	1,147,605
Series 2013 A, Ref. RB	5.25%	05/15/2032	2,065	2,243,726
Series 2013 A, Ref. RB	5.25%	05/15/2033	1,735	1,883,013
				15,798,433
Maryland–0.90%
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2016, Ref. RB	5.00%	07/01/2047	980	1,144,297
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB	5.00%	07/01/2045	2,015	2,293,493
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB (f)(j)	5.75%	06/01/2020	1,815	1,877,001
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB (f)(j)	5.38%	06/01/2020	930	959,202
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13	Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland–(continued)
Prince Georges (County of), MD (Collington Episcopal Life Care Community, Inc.);
Series 2017, Ref. RB	5.00%	04/01/2029	$ 1,145	$ 1,270,446
Series 2017, Ref. RB	5.00%	04/01/2032	680	745,919
				8,290,358
Massachusetts–2.84%
Massachusetts (Commonwealth of) School Building Authority; Series 2011 B, RB (d)	5.00%	10/15/2035	6,450	6,956,841
Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2010 B, RB	5.00%	01/01/2035	2,010	2,034,462
Massachusetts (State of) Development Finance Agency; Series 2019 A, Ref. RB	4.00%	07/01/2044	1,000	1,096,600
Massachusetts (State of) Development Finance Agency (Berklee College of Music); Series 2007, RB	5.00%	10/01/2032	195	195,585
Massachusetts (State of) Development Finance Agency (Caregroup); Series 2018 J-2, RB	5.00%	07/01/2048	3,420	4,142,578
Massachusetts (State of) Development Finance Agency (Emerson College); Series 2016 A, RB	5.00%	01/01/2047	4,200	4,883,088
Massachusetts (State of) Development Finance Agency (Partners Healthcare);
Series 2012, RB (f)(j)	5.00%	07/01/2021	630	674,736
Series 2012, RB	5.00%	07/01/2031	600	640,242
Massachusetts (State of) Development Finance Agency (Tufts Medical Center);
Series 2011 I, RB (f)(j)	6.75%	01/01/2021	275	295,414
Series 2011 I, RB (f)(j)	7.25%	01/01/2021	1,050	1,134,252
Massachusetts (State of) Port Authority;
Series 2019 A, Ref. RB (g)	5.00%	07/01/2036	1,255	1,590,261
Series 2019 C, RB (g)	5.00%	07/01/2044	2,010	2,497,827
				26,141,886
Michigan–4.85%
Detroit (City of), MI; Series 2018, GO Bonds	5.00%	04/01/2035	830	940,241
Detroit Downtown Development Authority; Series 2018 A, Ref. RB (INS -AGM)(b)(d)(m)	5.00%	07/01/2043	2,650	2,982,999
Lansing (City of), MI Board of Water & Light; Series 2011 A, RB	5.00%	07/01/2037	750	800,213
Michigan (State of) Building Authority (Facilities Program); Series 2016 I, Ref. RB (d)	5.00%	04/15/2041	3,650	4,382,008
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	2,360	2,734,131
Michigan (State of) Finance Authority (Bronson Healthcare Group); Series 2020 A, Ref. RB	5.00%	05/15/2036	2,115	2,446,822
Michigan (State of) Finance Authority (Charter County of Wayne Criminal Justice Center); Series 2018, RB	5.00%	11/01/2043	1,045	1,288,025
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-1, Ref. RB	5.00%	07/01/2044	1,585	1,716,539
Series 2014 C-3, Ref. RB (INS -AGM)(b)	5.00%	07/01/2033	2,000	2,313,280
Series 2014 C-6, Ref. RB	5.00%	07/01/2033	790	908,990
Series 2014 D-2, Ref. RB (INS -AGM)(b)	5.00%	07/01/2028	2,000	2,346,700
Series 2014 D-4, Ref. RB	5.00%	07/01/2029	790	928,139
Series 2015, Ref. RB	5.00%	07/01/2035	1,610	1,887,322
Michigan (State of) Finance Authority (MidMichigan Health Credit Group); Series 2014, Ref. RB	5.00%	06/01/2039	2,885	3,268,907
Michigan (State of) Finance Authority (Trinity Health Credit); Series 2017 MI, Ref. RB (d)	5.00%	12/01/2046	4,935	5,901,865
Michigan (State of) Strategic Fund (I-85 Improvement Project); Series 2018, RB (g)	5.00%	06/30/2033	1,000	1,245,170
Michigan (State of) Tobacco Settlement Finance Authority; Series 2007 A, RB	6.00%	06/01/2048	4,160	4,180,883
Monroe County Economic Development Corp. (Detroit Edison Co.); Series 1992 AA, Ref. RB (INS -NATL)(b)	6.95%	09/01/2022	1,000	1,162,760
Oakland University; Series 2012, RB	5.00%	03/01/2042	3,000	3,203,730
				44,638,724
Minnesota–0.31%
Bethel (City of), MN (Spectrum High School);
Series 2017 A, Ref. RB	4.25%	07/01/2047	385	410,341
Series 2017 A, Ref. RB	4.38%	07/01/2052	500	535,515
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14	Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)
St. Cloud (City of), MN (CentraCare Health System); Series 2019, Ref. RB	5.00%	05/01/2048	$ 1,575	$ 1,945,487
				2,891,343
Mississippi–0.95%
Mississippi Business Finance Corp. (Chevron U.S.A., Inc.); Series 2010 I, VRD IDR (n)	1.28%	11/01/2035	3,675	3,675,000
Mississippi Business Finance Corp. (Chevron USA, Inc.); Series 2010 K, VRD RB (n)	1.28%	11/01/2035	3,000	3,000,000
West Rankin Utility Authority; Series 2018, RB (INS -AGM)(b)	5.00%	01/01/2048	1,715	2,032,961
				8,707,961
Missouri–1.67%
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/2024	1,175	1,270,951
Series 2011 A, Ref. RB	5.50%	09/01/2025	305	329,845
Series 2011 A, Ref. RB	5.50%	09/01/2027	1,375	1,486,155
Series 2011 A, Ref. RB	5.50%	09/01/2028	2,380	2,572,399
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 A, RB (g)	5.00%	03/01/2044	1,270	1,563,408
Series 2019 B, RB (g)	5.00%	03/01/2046	2,120	2,596,385
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	645	725,180
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Service); Series A, RB	5.00%	02/01/2034	420	479,464
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2010, RB	5.50%	02/01/2042	1,325	1,341,801
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	2,655	3,045,736
				15,411,324
Nebraska–1.67%
Central Plains Energy Project (No. 3);
Series 2012, RB (p)	5.00%	09/01/2032	5,500	6,000,280
Series 2012, RB (p)	5.00%	09/01/2042	2,000	2,186,200
Douglas (County of), NE Hospital Authority No. 2 (Madonna Rehabilitation Hospital); Series 2014, RB	5.00%	05/15/2044	1,000	1,113,280
Omaha (City of), NE Public Power District; Series 2011 B, RB (d)(f)	5.00%	02/01/2036	5,775	6,092,163
				15,391,923
Nevada–0.52%
Clark (County of), NV (Las Vegas-McCarran International Airport);
Series 2010 A, RB	5.13%	07/01/2034	500	506,305
Series 2010 A, RB (INS -AGM)(b)	5.25%	07/01/2039	1,000	1,012,580
Las Vegas Valley Water District; Series 2012 B, GO Bonds	5.00%	06/01/2042	3,000	3,282,960
				4,801,845
New Jersey–5.99%
Garden State Preservation Trust; Series 2005 A, RB (INS -AGM)(b)	5.75%	11/01/2028	1,165	1,499,367
New Jersey (State of) Economic Development Authority;
Series 1992, RB (INS -NATL)(b)	5.90%	03/15/2021	10,880	11,344,358
Series 2005 N-1, Ref. RB (INS- NATL)(b)(d)(m)	5.50%	09/01/2022	4,790	5,323,510
Series 2017 DDD, RB	5.00%	06/15/2032	1,270	1,503,134
New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC); Series 2017, Ref. RB (g)	5.00%	10/01/2037	1,215	1,432,351
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing);
Series 2010 A, RB (f)(j)	5.75%	06/01/2020	440	455,365
Series 2010 A, RB (f)(j)	5.88%	06/01/2020	2,100	2,175,264
New Jersey (State of) Economic Development Authority (School Facilities Construction); Series 2013, Ref. RB (SIFMA Municipal Swap Index + 1.60%)(k)	2.88%	03/01/2028	500	501,990
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15	Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB (g)	5.50%	01/01/2027	$ 1,200	$ 1,392,120
Series 2013, RB (g)	5.00%	01/01/2028	1,000	1,137,110
Series 2013, RB (g)	5.38%	01/01/2043	1,000	1,129,830
New Jersey (State of) Higher Education Student Assistance Authority; Series 2018 B, Ref. RB (g)	5.00%	12/01/2024	1,410	1,647,416
New Jersey (State of) Transportation Trust Fund Authority;
Series 2009 C, RB	5.25%	06/15/2032	1,875	2,153,625
Series 2011 A, RB	5.50%	06/15/2041	3,000	3,184,890
Series 2011 B, RB	5.50%	06/15/2031	1,345	1,434,093
Series 2018 A, Ref. RB	5.00%	12/15/2024	500	582,860
Series 2018 A, Ref. RB	5.00%	12/15/2032	1,570	1,905,493
Series 2018 A, Ref. RN (d)(m)	5.00%	06/15/2029	2,015	2,413,285
Series 2018 A, Ref. RN (d)(m)	5.00%	06/15/2030	940	1,119,643
Series 2018 A, Ref. RN (d)(m)	5.00%	06/15/2031	955	1,130,109
Subseries 2016 A-1, RN	5.00%	06/15/2028	1,285	1,546,215
New Jersey (State of) Turnpike Authority; Series 2013 A, RB (f)(j)	5.00%	07/01/2022	4,300	4,776,569
Salem (County of), NJ Pollution Control Financing Authority (Chambers); Series 2014 A, Ref. PCR (g)	5.00%	12/01/2023	1,500	1,630,425
Tobacco Settlement Financing Corp.; Series 2018 A, Ref. RB	5.25%	06/01/2046	3,190	3,738,169
				55,157,191
New Mexico–0.48%
Farmington (City of), NM (Public Service Co. of New Mexico San Juan);
Series 2010 A, Ref. PCR (f)	5.20%	06/01/2020	1,000	1,028,220
Series 2010 C, Ref. PCR	5.90%	06/01/2040	3,250	3,358,940
				4,387,160
New York–17.44%
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, RB (f)(j)	6.25%	01/15/2020	2,150	2,191,409
Series 2009, RB (f)(j)	6.38%	01/15/2020	1,900	1,937,468
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	3,450	3,450,828
Hudson Yards Infrastructure Corp.; Series 2017 A, Ref. RB (INS- AGM)(b)	4.00%	02/15/2047	4,195	4,722,396
Long Island (City of), NY Power Authority; Series 2014 A, Ref. RB	5.00%	09/01/2044	4,130	4,750,285
Long Island Power Authority; Series 2011 A, RB (f)(j)	5.00%	05/01/2021	1,045	1,115,172
Metropolitan Transportation Authority;
Series 2013 A, RB	5.00%	11/15/2038	2,325	2,599,373
Series 2016 B, Ref. RB	5.00%	11/15/2037	2,695	3,270,598
Subseries 2005 D-2, VRD RB (LOC -Landesbank Hessen-Thueringen Girozentrale)(n)(o)	1.18%	11/01/2035	7,200	7,200,000
Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2014 A, RB	6.50%	01/01/2032	1,500	1,534,485
Series 2014 A, RB	6.70%	01/01/2049	1,500	1,504,545
Series 2014 C, RB (c)	2.00%	01/01/2049	1,081	175,727
New York & New Jersey (States of) Port Authority; Two Hundred Seventh Series 2018, Ref. RB (d)(g)	5.00%	09/15/2028	4,175	5,370,720
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC);
Series 1997 6, RB (INS- NATL)(b)(g)	5.75%	12/01/2025	3,000	3,110,580
Series 2010 8, RB	6.00%	12/01/2036	2,700	2,860,245
New York (City of), NY; Series 2012 F, Ref. GO Bonds	5.00%	08/01/2031	1,200	1,311,684
New York (City of), NY Municipal Water Finance Authority;
Series 2010 FF, RB	5.00%	06/15/2031	10,500	10,814,685
Series 2012 FF, RB (d)	5.00%	06/15/2045	7,335	8,071,361
New York (City of), NY Transitional Finance Authority;
Series 2018 S-2A, Ref. RB	5.00%	07/15/2034	1,565	1,993,262
Subseries 2009 A-1, RB (d)	5.00%	05/01/2030	510	510,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16	Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of), NY Water & Sewer System; Series 2019 EE-2, Ref. RB (d)	4.00%	06/15/2040	$ 3,555	$ 4,147,832
New York (Counties of), NY Tobacco Trust VI; Subseries 2016 A-1, Ref. RB	5.75%	06/01/2043	4,010	4,883,017
New York (State of) Dormitory Authority;
Series 2018 E, RB (d)	5.00%	03/15/2045	7,240	8,994,831
Series 2019 A, RB	5.00%	10/01/2033	1,000	1,258,230
New York (State of) Dormitory Authority (City of New York);
Series 2005 A, RB (INS -AMBAC)(b)	5.50%	05/15/2028	600	803,808
Series 2005 A, RB (INS -AMBAC)(b)	5.50%	05/15/2029	505	691,274
New York (State of) Dormitory Authority (General Purpose);
Series 2011 A, RB (d)	5.00%	03/15/2030	4,125	4,366,148
Series 2013 A, RB	5.00%	02/15/2037	9,400	10,606,302
Series 2014 C, RB (d)	5.00%	03/15/2040	6,985	8,020,107
Series 2018 A, Ref. RB	5.25%	03/15/2038	1,570	2,020,951
New York (State of) Metropolitan Transportation Authority; Subseries A-2, RB (SIFMA Municipal Swap Index + 0.58%)(f)(k)	1.86%	06/01/2020	740	740,503
New York (State of) Thruway Authority; Series 2011 A-1, RB (d)	5.00%	04/01/2029	6,855	7,279,393
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, RB (d)	5.00%	12/15/2031	2,400	2,781,288
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB (e)	5.00%	11/15/2044	6,745	7,492,279
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 2, Ref. RB	5.00%	09/15/2043	2,360	2,563,597
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. RB (g)	5.00%	08/01/2031	2,140	2,260,632
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment);
Series 2018, RB (g)	5.00%	01/01/2031	4,250	5,200,045
Series 2018, RB (g)	4.00%	01/01/2036	1,910	2,112,861
Series 2018, RB (g)	5.00%	01/01/2036	1,465	1,769,984
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB (g)	5.00%	07/01/2046	2,250	2,517,930
Series 2016 A, RB (g)	5.25%	01/01/2050	4,100	4,623,160
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	2,195	2,249,480
Triborough Bridge and Tunnel Authority; Series 1992 Y, RB (j)	6.13%	01/01/2021	1,315	1,355,949
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2048	3,270	3,243,513
				160,477,937
North Carolina–2.53%
North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 2015 B, Ref. RB (d)	5.00%	10/01/2055	12,175	14,447,342
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, RB (g)	5.00%	06/30/2054	3,015	3,359,434
North Carolina (State of) Turnpike Authority;
Series 2011, RB (d)	5.00%	07/01/2036	1,875	1,994,438
Series 2011, RB (d)	5.00%	07/01/2041	3,320	3,524,047
				23,325,261
North Dakota–0.81%
McLean (County of), ND (Great River Energy); Series 2010 B, RB	5.15%	07/01/2040	1,500	1,537,935
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2043	2,745	3,151,672
Series 2017 C, RB	5.00%	06/01/2048	2,445	2,799,280
				7,488,887
Ohio–6.12%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	1,075	1,278,766
Allen (County of), OH (Catholic Health Partners); Series 2012 A, Ref. RB	5.00%	05/01/2042	500	538,420
American Municipal Power, Inc.; Series 2015 A, Ref. RB	5.00%	02/15/2039	1,770	2,010,915
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17	Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/2037	$ 3,750	$ 4,043,062
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046	675	787,374
Buckeye Tobacco Settlement Financing Authority;
Series 2007 A-2, RB	5.75%	06/01/2034	325	325,484
Series 2007 A-2, RB	5.88%	06/01/2047	9,720	9,768,697
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB	6.50%	01/01/2034	1,410	1,497,970
Cuyahoga (County of), OH (Metrohealth System); Series 2017, Ref. RB	5.50%	02/15/2052	2,145	2,533,138
Franklin (County of), OH (OhioHealth Corp.);
Series 2011 A, RB (d)	5.00%	11/15/2036	3,310	3,550,240
Series 2011 A, RB (d)	5.00%	11/15/2041	1,500	1,603,155
Gallia (County of), OH (Holzer Health System Obligated Group); Series 2012, Ref. RB	8.00%	07/01/2042	1,320	1,503,058
Hamilton (County of), OH (Christ Hospital); Series 2012, RB	5.25%	06/01/2032	3,250	3,553,452
Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref.RB	5.00%	01/01/2046	1,885	2,104,094
Hamilton (County of), OH (Trihealth, Inc. Obligated Group); Series 2017 A, RB	5.00%	08/15/2047	3,125	3,702,125
Hancock (County of), OH (Blanchard Valley Regional Health Center); Series 2011 A, RB (f)(j)	6.25%	06/01/2021	960	1,044,864
Lucas (County of), OH (ProMedica Healthcare System); Series 2018 A, Ref. RB	5.25%	11/15/2048	2,125	2,582,321
Lucas (County of), OH (Promedica Healthcare); Series 2011 A, RB (f)(j)	5.75%	11/15/2021	2,000	2,200,840
Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB (e)	6.00%	04/01/2038	1,910	2,148,024
Ohio (State of) (Portsmouth Bypass); Series 2015, RB (INS -AGM)(b)(g)	5.00%	12/31/2039	1,020	1,173,469
Ohio (State of) Air Quality Development Authority (Columbus Southern Power Co.); Series 2009 B, Ref. RB	5.80%	12/01/2038	1,000	1,009,490
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB (e)(g)	4.25%	01/15/2038	745	808,817
Ohio (State of) Higher Educational Facility Commission (Summa Health System);
Series 2010, RB (f)(j)	5.75%	05/15/2020	1,000	1,031,760
Series 2010, RB	5.75%	11/15/2035	1,725	1,778,441
Series 2010, RB	5.75%	11/15/2040	395	406,660
Ohio (State of) Turnpike Commission (Infrastructure); Series 2013 A, RB	5.25%	02/15/2033	3,000	3,377,670
				56,362,306
Oklahoma–2.03%
Edmond Public Works Authority;
Series 2017, RB (d)	5.00%	07/01/2042	3,450	4,186,920
Series 2017, RB (d)	5.00%	07/01/2047	3,375	4,067,348
McAlester (City of), OK Public Works Authority;
Series 2002, RB (INS -AGM)(b)(h)	0.00%	02/01/2031	1,000	791,580
Series 2002, RB (INS -AGM)(b)(h)	0.00%	02/01/2034	3,970	2,812,864
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.50%	08/15/2057	2,760	3,361,570
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing); Series 2017, RB	5.00%	08/01/2052	2,470	1,457,300
Oklahoma (State of) Water Resources Board; Series 2018 C, RB	4.00%	10/01/2048	1,595	1,775,394
Tulsa (City of), OK Airports Improvement Trust; Series 2000 A, RB (g)(j)	6.00%	06/01/2020	245	253,355
				18,706,331
Oregon–0.25%
Portland (Port of), OR (Portland International Airport); Series 2019 Twenty-Five B, RB (g)	5.00%	07/01/2044	1,400	1,739,780
Warm Springs Reservation Confederated Tribes of Oregon (Pelton Round Butte); Series 2009 B, RB	6.38%	11/01/2033	535	539,473
				2,279,253
Pennsylvania–3.65%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2047	1,900	2,275,098
Berks (County of), PA Industrial Development Authority (Highlands at Wyomissing); Series 2017 C, RB	5.00%	05/15/2037	1,000	1,134,880
Delaware River Port Authority; Series 2010 D, RB (f)(j)	5.00%	01/01/2020	1,450	1,468,458
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18	Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Franklin (County of), PA Industrial Development Authority (Chambersburg Hospital); Series 2010, RB (f)(j)	5.38%	07/01/2020	$ 2,700	$ 2,794,257
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.); Series 2018, Ref. RB	5.00%	12/01/2022	750	810,682
Pennsylvania (State of) Turnpike Commission;
Series 2014 A, RB (i)	4.75%	12/01/2037	1,260	1,328,443
Series 2018 A-2, RB	5.00%	12/01/2048	1,515	1,880,282
Series 2018 B, RB	5.25%	12/01/2048	1,490	1,845,082
Subseries 2010 B-2, RB (f)(i)(j)	5.75%	12/01/2020	3,600	3,807,648
Subseries 2010 B-2, RB (f)(i)(j)	6.00%	12/01/2020	2,200	2,333,672
Subseries 2014 A-2, RB (i)	5.13%	12/01/2039	2,500	2,527,625
Subseries 2017 B-1, RB	5.25%	06/01/2047	3,000	3,570,960
Philadelphia (City of), PA;
Series 2017 A, RB	5.00%	10/01/2052	1,390	1,674,422
Series 2017 B, Ref. RB (g)	5.00%	07/01/2047	3,690	4,379,735
Philadelphia (City of), PA Industrial Development Authority (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2047	1,075	1,267,135
Pittsburgh (City of) & Allegheny (County of), PA Sports & Exhibition Authority (Regional Asset District); Series 2010, Ref. RB (INS -AGM)(b)	5.00%	02/01/2031	500	516,235
				33,614,614
Puerto Rico–2.46%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	4,370	4,444,727
Series 2002, RB	5.63%	05/15/2043	1,890	1,922,319
Series 2005 A, RB (h)	0.00%	05/15/2050	7,500	1,054,575
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 VV, Ref. RB (INS -NATL)(b)	5.25%	07/01/2033	930	1,007,469
Series 2007 VV, Ref. RB (INS -NATL)(b)	5.25%	07/01/2035	815	880,999
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2007 N, Ref. RB (INS -NATL)(b)	5.25%	07/01/2032	975	1,056,452
Series 2007 N, Ref. RB (INS -AGC)(b)	5.25%	07/01/2034	1,525	1,707,680
Series 2007 N, Ref. RB (INS -AGC)(b)	5.25%	07/01/2036	1,350	1,504,507
Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2007 M-3, Ref. RB (INS -NATL)(b)	6.00%	07/01/2024	2,560	2,637,722
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB (h)	0.00%	07/01/2027	570	451,035
Series 2018 A-1, RB (h)	0.00%	07/01/2029	1,890	1,390,265
Series 2018 A-1, RB (h)	0.00%	07/01/2033	2,685	1,660,780
Series 2018 A-1, RB	4.50%	07/01/2034	940	1,006,232
Series 2019 A-2, RB	4.33%	07/01/2040	1,905	1,940,719
				22,665,481
Rhode Island–0.12%
Tobacco Settlement Financing Corp.; Series 2015 A, Ref. RB	5.00%	06/01/2035	1,000	1,131,870
South Carolina–1.78%
Piedmont Municipal Power Agency; Series 2011 C, Ref. RB (INS -AGC)(b)	5.75%	01/01/2034	1,590	1,715,896
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes); Series 2013, RB	5.00%	05/01/2028	1,000	1,072,710
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. RB (f)(j)	5.25%	08/01/2023	2,000	2,319,140
South Carolina (State of) Ports Authority;
Series 2015, RB (g)	5.25%	07/01/2050	2,365	2,748,060
Series 2015, RB (g)	5.25%	07/01/2055	1,715	1,982,644
South Carolina (State of) Public Service Authority; Series 2014, Ref. RB	5.00%	12/01/2046	1,510	1,718,999
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
19	Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina–(continued)
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2010 B, Ref. RB (d)	5.00%	01/01/2033	$ 4,650	$ 4,776,341
				16,333,790
South Dakota–0.48%
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group);
Series 2014 B, RB	5.00%	11/01/2044	2,065	2,346,501
Series 2015, Ref. RB	5.00%	11/01/2045	1,825	2,104,331
				4,450,832
Tennessee–0.70%
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health); Series 2018 A, Ref. RB	5.00%	07/01/2036	2,200	2,687,168
Memphis Center City Revenue Finance Corp. (Pyramid & Pinch District Redevelopment); Series 2011 B, RB (f)(j)	5.25%	11/01/2021	525	571,809
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (Lipscomb University); Series 2019 A, Ref. RB	5.00%	10/01/2036	1,000	1,249,490
Tennessee Energy Acquisition Corp.; Series A, RB	5.25%	09/01/2019	1,955	1,955,000
				6,463,467
Texas–17.43%
Austin (City of), TX; Series 2012, Ref. RB	5.00%	11/15/2042	2,400	2,673,000
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	2,125	2,390,774
Dallas-Fort Worth (Cities of), TX International Airport;
Series 2012 G, Ref. RB	5.00%	11/01/2034	7,000	7,302,330
Series 2013 A, RB (g)	5.00%	11/01/2030	2,250	2,486,227
Fort Bend (County of), TX Grand Parkway Toll Road Authority; Series 2012, RB	5.00%	03/01/2042	1,500	1,634,265
Harris (County of), TX Metropolitan Transit Authority; Series 2011 A, RB (d)	5.00%	11/01/2036	1,695	1,825,668
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, RB (f)(j)	5.00%	12/01/2019	1,650	1,664,602
Houston (City of), TX;
Series 2002 A, RB (INS -AGM)(b)(g)	5.13%	07/01/2032	1,365	1,369,545
Series 2011 D, RB (d)	5.00%	11/15/2031	1,920	2,083,834
Series 2011 D, RB (d)	5.00%	11/15/2033	9,080	9,854,796
Houston (City of), TX Airport System (United Airlines, Inc. Airport Improvement); Series 2015 C, Ref. RB (g)	5.00%	07/15/2020	1,075	1,102,273
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2014, Ref. RB (g)	4.75%	07/01/2024	2,820	3,091,989
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB (e)	5.50%	08/15/2045	1,690	1,844,686
Lower Colorado River Authority;
Series 2012-A, Ref. RB (f)(j)	5.00%	05/15/2022	10	11,016
Series 2012-A, Ref. RB	5.00%	05/15/2036	3,795	4,147,100
Series 2019, Ref. RB	5.00%	05/15/2037	1,620	1,988,404
Lower Colorado River Authority (LCRA Transmission Services Corp.);
Series 2011 A, Ref. RB	5.00%	05/15/2041	1,250	1,322,863
Series 2018, Ref. RB	5.00%	05/15/2043	2,485	3,067,434
New Hope Cultural Education Facilities Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2026	265	302,543
Series 2018, Ref. RB	5.00%	10/01/2027	1,735	1,987,633
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community); Series 2016, Ref. RB	5.00%	07/01/2036	1,220	1,275,852
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC-Texas A&M University); Series 2014 A, RB (INS -AGM)(b)	5.00%	04/01/2046	3,545	3,971,889
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village); Series 2017, Ref. RB	5.00%	01/01/2047	1,420	1,554,076
New Hope Fultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 A-1, RB	5.00%	07/01/2047	1,000	1,078,190
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
20	Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
North Texas Tollway Authority;
Series 2008 D, Ref. RB (INS -AGC)(b)(h)	0.00%	01/01/2028	$ 4,100	$ 3,545,885
Series 2011 A, RB (d)(f)	5.50%	09/01/2036	4,470	4,855,493
Series 2015 B, Ref. RB (d)(m)	5.00%	01/01/2040	12,520	13,974,949
San Antonio (City of), TX; Series 2013, RB	5.00%	02/01/2038	3,310	3,702,036
San Jacinto River Authority (Groundwater Reduction Plan Division);
Series 2011, RB (INS -AGM)(b)	5.00%	10/01/2032	485	486,295
Series 2011, RB (INS -AGM)(b)	5.00%	10/01/2037	525	526,465
Tarrant County Cultural Education Facilities Finance Corp.; Series 2016 A, Ref. RB (d)	5.00%	02/15/2047	4,385	5,192,717
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. RB	5.00%	05/15/2037	2,420	2,670,301
Series 2016, Ref. RB	5.00%	05/15/2045	2,480	2,704,465
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.);
Series 2007, RB (c)	5.63%	12/31/2049	1,000	700,000
Series 2007, RB (c)	5.75%	12/31/2049	695	486,500
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB	5.75%	02/15/2025	315	315,526
Series 2017A, RB	6.38%	02/15/2048	2,460	2,763,958
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2016 A, Ref. RB	5.00%	02/15/2041	5,350	6,393,250
Texas (State of) Transportation Commission;
Series 2016 A, GO Bonds	5.00%	04/01/2044	2,145	2,565,763
Series 2019, RB (h)	0.00%	08/01/2044	3,500	1,216,425
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2012 A, Ref. RB	5.00%	08/15/2041	3,505	3,809,409
Series 2015 B, Ref. RB (h)	0.00%	08/15/2036	4,405	2,266,284
Series 2015 B, Ref. RB (h)	0.00%	08/15/2037	1,490	730,577
Series 2015 C, Ref. RB	5.00%	08/15/2042	6,770	7,655,245
Texas (State of) Water Development Board; Series 2017 A, RB	4.00%	10/15/2035	1,765	2,040,111
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	6,405	7,557,452
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, RB	5.00%	12/15/2028	3,085	3,418,982
Series 2012, RB	5.00%	12/15/2029	3,975	4,397,582
Series 2012, RB	5.00%	12/15/2031	4,515	4,974,537
Series 2012, RB	5.00%	12/15/2032	1,495	1,644,919
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, RB (g)	5.00%	12/31/2055	1,450	1,630,047
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, RB	6.88%	12/31/2039	2,820	2,874,454
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3A and 3B Facility); Series 2013, RB (g)	7.00%	12/31/2038	1,850	2,192,231
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	690	715,427
University of Houston; Series 2008, Ref. RB (INS -AGM)(b)(d)	5.00%	02/15/2033	2,400	2,406,648
				160,444,922
Utah–1.23%
Salt Lake (City of), UT;
Series 2018 A, RB (g)	5.00%	07/01/2048	1,560	1,884,059
Series 2018 A, RB (g)	5.25%	07/01/2048	2,085	2,570,596
Salt Lake City (City of), UT; Series 2017 A, RB (d)(g)	5.00%	07/01/2047	3,430	4,073,811
Utah (County of), UT; Series 2016 B, RB (d)	4.00%	05/15/2047	2,575	2,763,233
				11,291,699
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
21	Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virgin Islands–0.35%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2010 A, RB	5.00%	10/01/2025	$ 725	$ 723,188
Series 2010 A, RB	5.00%	10/01/2029	2,500	2,493,750
				3,216,938
Virginia–2.21%
Virginia (State of) Commonwealth Transportation Board; Series 2017, RB	4.00%	05/15/2042	1,675	1,891,142
Virginia (State of) Small Business Financing Authority (95 Express Lanes, LLC); Series 2017, RB (g)	5.00%	01/01/2040	2,980	3,189,762
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC);
Series 2012, RB (g)	6.00%	01/01/2037	1,015	1,130,578
Series 2012, RB (g)	5.50%	01/01/2042	4,490	4,910,354
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, RB (g)	5.00%	07/01/2034	4,005	4,307,818
Virginia (State of) Small Business Financing Authority (Transform 66 P3); Series 2017, RB (g)	5.00%	12/31/2056	4,240	4,891,052
				20,320,706
Washington–4.92%
Bellevue (City of), WA Convention Center Authority (Compound Interest); Series 1994, Ref. RB (INS -NATL)(b)(h)	0.00%	02/01/2025	9,850	8,976,305
Chelan (County of), WA Public Utility District No. 1; Series 2011 A, Ref. RB (g)	5.50%	07/01/2026	975	1,047,140
Kalispel Tribe of Indians; Series 2018 A, RB (e)	5.25%	01/01/2038	1,680	1,880,357
Seattle (Port of), WA;
Series 2012 A, Ref. RB	5.00%	08/01/2030	3,780	4,166,770
Series 2019, RB (g)	5.00%	04/01/2044	1,880	2,313,848
Washington (State of);
Series 2004 F, GO Bonds (INS -AMBAC)(b)(h)	0.00%	12/01/2029	2,120	1,776,539
Series 2019 A, GO Bonds (d)	5.00%	08/01/2042	2,380	2,976,428
Washington (State of) (SR 520 Corridor Program –Toll Revenue);
Series 2011 C, GO Bonds (d)	5.00%	06/01/2033	2,050	2,178,371
Series 2011 C, GO Bonds (d)	5.00%	06/01/2041	585	619,965
Washington (State of) Convention Center Public Facilities District;
Series 2018, RB	5.00%	07/01/2043	1,490	1,829,988
Series 2018, RB (d)	5.00%	07/01/2048	5,310	6,469,704
Series 2018, RB	5.00%	07/01/2048	1,060	1,286,776
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB (d)	5.00%	02/01/2041	3,630	3,813,642
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2011 A, RB (f)(j)	6.25%	05/15/2021	1,325	1,440,341
Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2012, RB	5.25%	10/01/2037	1,000	1,073,700
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/2032	3,250	3,438,987
				45,288,861
West Virginia–0.15%
West Virginia (State of) Hospital Finance Authority (Thomas Health System);
Series 2008, RB (c)	6.00%	10/01/2020	665	418,950
Series 2008, RB (c)	6.25%	10/01/2023	1,450	913,500
				1,332,450
Wisconsin–2.86%
Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB (e)	6.75%	08/01/2031	1,155	1,385,388
Series 2017, RB (e)	6.75%	12/01/2042	2,695	3,219,124
Public Finance Authority (KU Campus Development Corp.); Series 2016, RB (d)	5.00%	03/01/2046	4,745	5,568,020
Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB (e)	5.13%	06/15/2039	790	816,655
Southeast Wisconsin Professional Baseball Park District; Series 1998 A, Ref. RB (j)	5.50%	12/15/2020	1,500	1,585,455
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
22	Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Superior (City of), WI (Superior Water, Light & Power Co.);
Series 2007 A, Ref. RB (g)	5.38%	11/01/2021	$ 600	$ 601,836
Series 2007 B, RB (g)	5.75%	11/01/2037	535	536,664
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2039	3,000	3,204,330
Wisconsin (State of) Health & Educational Facilities Authority (Ministry Health Care); Series 2012 C, Ref. RB (f)(j)	5.00%	08/15/2022	1,600	1,779,472
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB (e)	6.38%	01/01/2048	1,240	1,331,512
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	2,120	2,508,956
Series 2018 A, RB	5.35%	12/01/2045	2,120	2,499,946
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	1,110	1,257,086
				26,294,444
Wyoming–0.36%
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. RB (INS- BAM)(b)(d)	5.00%	01/01/2047	2,790	3,288,629
TOTAL INVESTMENTS IN SECURITIES(q)–162.76% (Cost $1,388,928,738)				1,498,053,497
FLOATING RATE NOTE OBLIGATIONS–(24.02)%
Notes with interest and fee rates ranging from 1.82% to 2.27% at 08/31/2019 and contractual maturities of collateral ranging from 09/01/2022 to 04/01/2056 (See Note 1J)(r)				(221,050,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(39.94)%				(367,583,867)
OTHER ASSETS LESS LIABILITIES–1.20%				10,995,811
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$ 920,415,441
Investment Abbreviations:
ACA	– ACA Financial Guaranty Corp.
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
COP	– Certificates of Participation
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SGI	– Syncora Guarantee, Inc.
SIFMA	– Securities Industry and Financial Markets Association
VRD	– Variable Rate Demand
Wts.	– Warrants
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
23	Invesco Municipal Opportunity Trust

Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Defaulted security. Currently, the issuer is partially or fully in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2019 was $3,860,135, which represented less than 1% of the Trust’s Net Assets.
(d)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1J.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2019 was $44,161,500, which represented 4.80% of the Trust’s Net Assets.
(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(g)	Security subject to the alternative minimum tax.
(h)	Zero coupon bond issued at a discount.
(i)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(j)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(k)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2019.
(l)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(m)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $21,675,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(n)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2019.
(o)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(p)	Security subject to crossover refunding.
(q)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(r)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2019. At August 31, 2019, the Trust’s investments with a value of $346,605,438 are held by TOB Trusts and serve as collateral for the $221,050,000 in the floating rate note obligations outstanding at that date.
Portfolio Composition
By credit sector, based on total investments
as of August 31, 2019
Revenue Bonds	84.4%
Pre-Refunded Bonds	8.9
General Obligation Bonds	6.7
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
24	Invesco Municipal Opportunity Trust

Statement of Assets and Liabilities
August 31, 2019
(Unaudited)
Assets:
Investments in securities, at value (Cost $1,388,928,738)	$1,498,053,497
Receivable for:
Investments sold	2,521,050
Interest	15,723,498
Investment for trustee deferred compensation and retirement plans	36,976
Other assets	23,347
Total assets	1,516,358,368
Liabilities:
Floating rate note obligations	221,050,000
Variable rate muni term preferred shares ($0.01 par value, 3,676 shares issued with liquidation preference of $100,000 per share)	367,583,867
Payable for:
Investments purchased	5,473,413
Dividends	78,337
Amount due custodian	679,402
Accrued fees to affiliates	11,088
Accrued interest expense	751,416
Accrued trustees’ and officers’ fees and benefits	4,998
Accrued other operating expenses	222,968
Trustee deferred compensation and retirement plans	87,438
Total liabilities	595,942,927
Net assets applicable to common shares	$ 920,415,441
Net assets applicable to common shares consist of:
Shares of beneficial interest — common shares	$ 851,412,077
Distributable earnings	69,003,364
$ 920,415,441
Common shares outstanding, no par value, with an unlimited number of common shares authorized:
Common shares outstanding	67,414,527
Net asset value per common share	$ 13.65
Market value per common share	$ 12.77

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
25	Invesco Municipal Opportunity Trust

Statement of Operations
For the six months ended August 31, 2019
(Unaudited)
Investment income:
Interest	$31,255,375
Expenses:
Advisory fees	4,124,325
Administrative services fees	63,054
Custodian fees	8,617
Interest, facilities and maintenance fees	7,781,431
Transfer agent fees	63,632
Trustees’ and officers’ fees and benefits	19,487
Registration and filing fees	34,507
Reports to shareholders	40,093
Professional services fees	72,871
Other	26,905
Total expenses	12,234,922
Net investment income	19,020,453
Realized and unrealized gain from:
Net realized gain from Investment securities	250,023
Change in net unrealized appreciation of Investment securities	52,940,180
Net realized and unrealized gain	53,190,203
Net increase in net assets resulting from operations applicable to common shares	$ 72,210,656
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
26	Invesco Municipal Opportunity Trust

Statement of Changes in Net Assets
For the six months ended August 31, 2019 and the year ended February 28, 2019
(Unaudited)
	August 31, 2019	February 28, 2019
Operations:
Net investment income	$ 19,020,453	$ 41,161,344
Net realized gain (loss)	250,023	(18,429)
Change in net unrealized appreciation (depreciation)	52,940,180	(15,559,275)
Net increase in net assets resulting from operations applicable to common shares	72,210,656	25,583,640
Distributions to common shareholders from distributable earnings	(20,224,358)	(42,900,155)
Return of capital applicable to common shares	—	(1,917,022)
Total distributions	(20,224,358)	(44,817,177)
Net increase (decrease) in net assets applicable to common shares	51,986,298	(19,233,537)
Net assets applicable to common shares:
Beginning of period	868,429,143	887,662,680
End of period	$920,415,441	$868,429,143
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
27	Invesco Municipal Opportunity Trust

Statement of Cash Flows
For the six months ended August 31, 2019
(Unaudited)
Cash provided by operating activities:
Net increase in net assets resulting from operations applicable to common shares	$ 72,210,656
Adjustments to reconcile the change in net assets applicable to common shares from operations to net cash provided by operating activities:
Purchases of investments	(51,132,273)
Proceeds from sales of investments	63,549,640
Proceeds from sales of short-term investments, net	562,577
Amortization of premium on investment securities	4,045,564
Accretion of discount on investment securities	(1,276,154)
Decrease in receivables and other assets	328,673
Increase in accrued expenses and other payables	115,896
Net realized gain from investment securities	(250,023)
Net change in unrealized appreciation on investment securities	(52,940,180)
Net cash provided by operating activities	35,214,376
Cash provided by (used in) financing activities:
Dividends paid to common shareholders from distributable earnings	(20,238,323)
Decrease in payable for amount due custodian	(1,786,053)
Proceeds of TOB Trusts	6,605,000
Repayments of TOB Trusts	(19,795,000)
Net cash provided by (used in) financing activities	(35,214,376)
Net increase in cash and cash equivalents	—
Cash and cash equivalents at beginning of period	—
Cash and cash equivalents at end of period	$ —
Supplemental disclosure of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	$ 7,767,028
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
28	Invesco Municipal Opportunity Trust

Financial Highlights
August 31, 2019
(Unaudited)
The following schedule presents financial highlights for a share of the Trust outstanding throughout the periods indicated.
	Six Months Ended August 31, 2019	Years Ended February 28,			Year Ended February 29, 2016	Year Ended February 28, 2015
		2019	2018	2017
Net asset value per common share, beginning of period	$ 12.88	$ 13.17	$ 13.41	$ 14.18	$ 14.25	$ 13.34
Net investment income(a)	0.28	0.61	0.73	0.78	0.85	0.83
Net gains (losses) on securities (both realized and unrealized)	0.79	(0.24)	(0.25)	(0.70)	(0.07)	0.87
Total from investment operations	1.07	0.37	0.48	0.08	0.78	1.70
Less:
Dividends paid to common shareholders from net investment income	(0.30)	(0.63)	(0.72)	(0.85)	(0.85)	(0.79)
Return of capital	—	(0.03)	—	—	—	—
Total distributions	(0.30)	(0.66)	(0.72)	(0.85)	(0.85)	(0.79)
Net asset value per common share, end of period	$ 13.65	$ 12.88	$ 13.17	$ 13.41	$ 14.18	$ 14.25
Market value per common share, end of period	$ 12.77	$ 11.86	$ 11.81	$ 13.17	$ 13.65	$ 12.94
Total return at net asset value(b)	8.59%	3.55%	3.87%	0.56%	6.27%	13.67%
Total return at market value(c)	10.33%	6.33%	(5.15)%	2.60%	12.65%	12.40%
Net assets applicable to common shares, end of period (000’s omitted)	$920,415	$868,429	$ 887,663	$903,856	$955,569	$960,243
Portfolio turnover rate(d)	4%	16%	13%	14%	10%	10%
Ratios/supplemental data based on average net assets applicable to common shares outstanding:
Ratio of expenses:
With fee waivers and/or expense reimbursements	2.72% (e)	2.66%	2.21%	1.92%	1.51%	1.57%
With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	0.99% (e)	1.03%	1.02%	0.97%	0.89%	0.91%
Without fee waivers and/or expense reimbursements	2.72% (e)	2.66%	2.21%	1.95%	1.62%	1.69%
Ratio of net investment income to average net assets	4.23% (e)	4.71%	5.39%	5.53% (f)	6.10%	6.01%
Senior securities:
Total amount of preferred shares outstanding (000’s omitted)	$ 367,600	$ 367,600	$ 367,600	$ 367,600	$ 367,600	$ 367,600
Asset coverage per preferred share(g)	$350,385	$ 336,243	$341,475	$345,880	$359,948	$361,212
Liquidating preference per preferred share	$100,000	$100,000	$100,000	$100,000	$100,000	$100,000

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.
(c)	Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets applicable to common shares (000’s omitted) of $895,039.
(f)	Amount includes the effect of insurance settlement proceeds received related to ARPS previously issued by the Trust. The ratio of net investment income excluding these payments would have been 5.42%.
(g)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares, at liquidation value) from the Trust’s total assets and dividing by the total number of preferred shares outstanding.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
29	Invesco Municipal Opportunity Trust

Notes to Financial Statements
August 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Municipal Opportunity Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.
The Trust’s investment objective is to provide common shareholders with a high level of current income exempt from federal income tax, consistent with preservation of capital. Under normal market conditions, the Trust will invest at least 80% of its net assets in municipal securities rated investment grade at the time of investment.
The Trust is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements.
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a trust may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — The Trust declares and pays monthly dividends from net investment income to common shareholders. Distributions from net realized capital gain, if any, are generally declared and paid annually and are distributed on a pro rata basis to common and preferred shareholders.
E.	Cash and Cash Equivalents – For the purposes of the Statement of Cash Flows, the Trust defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.
30	Invesco Municipal Opportunity Trust

F.	Federal Income Taxes – The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Trust’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
In addition, the Trust intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt dividends”, as defined in the Internal Revenue Code.
The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
G.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, rating and bank agent fees and other expenses associated with lines of credit, Variable Rate Term Preferred Shares (“VRTP Shares”) and Variable Rate Demand Preferred Shares (“VRDP Shares”). In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.
H.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements, that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.	Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.
The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.
The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Trust wherein the Trust, as holder of the residuals, will perform certain duties previously
31	Invesco Municipal Opportunity Trust

performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Trust’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Trust, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Trust would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.
Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Trust has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Trust’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.
There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.
K.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Trust’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the "Adviser" or "Invesco"). Under the terms of the investment advisory agreement, the Trust accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of 0.55% of the Trust’s average daily managed assets. Managed assets for this purpose means the Trust’s net assets, plus assets attributable to outstanding preferred shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are reflected in the Trust’s financial statements for purposes of GAAP).
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Trust, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Trust based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. For the six months ended August 31, 2019, expenses incurred under this agreement are shown in the Statement of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as custodian and fund accountant and provides certain administrative services to the Trust.
Certain officers and trustees of the Trust are officers and directors of Invesco.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
32	Invesco Municipal Opportunity Trust

As of August 31, 2019, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Security Transactions with Affiliated Funds
The Trust is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Trust from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2019, the Trust engaged in securities purchases of $8,254,752 and securities sales of $31,105,857, which did not result in any net realized gains (losses).
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust. Trustees have the option to defer compensation payable by the Trust, and "Trustees’ and Officers’ Fees and Benefits" includes amounts accrued by the Trust to fund such deferred compensation amounts.
NOTE 6—Cash Balances and Borrowings
The Trust is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Trust may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Trust may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.
Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2019 were $229,076,571 and 2.52%, respectively.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Trust had a capital loss carryforward as of February 28, 2019, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$18,770,864	$16,987,163	$35,758,027

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the six months ended August 31, 2019 was $55,276,082 and $62,722,983, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$112,597,049
Aggregate unrealized (depreciation) of investments	(6,801,403)
Net unrealized appreciation of investments	$ 105,795,646
Cost of investments for tax purposes is $1,392,257,851.
33	Invesco Municipal Opportunity Trust

NOTE 9—Common Shares of Beneficial Interest
Transactions in common shares of beneficial interest were as follows:
	Six Months Ended August 31, 2019	Year Ended February 28, 2019
Beginning shares	67,414,527	67,414,527
Shares issued through dividend reinvestment	—	—
Ending shares	67,414,527	67,414,527
The Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.
NOTE 10—Variable Rate Muni Term Preferred Shares
On May 9, 2012, the Trust issued 1,870 Series 2015/6-VMO VMTP Shares, with a liquidation preference of $100,000 per share, pursuant to an offering exempt from registration under the 1933 Act. Proceeds from the issuance of VMTP Shares on May 9, 2012 were used to redeem all of the Trust’s outstanding Auction Rate Preferred Shares (“ARPS”). In addition, the Trust issued 1,806 Series 2015/6-VMO VMTP Shares in connection with the reorganization of Invesco Municipal Premium Income Trust with a liquidation preference of $100,000 per share. VMTP Shares are a floating-rate form of preferred shares with a mandatory redemption date and are considered debt for financial reporting purposes. On December 5, 2014, the Trust extended the term of the VMTP Shares and was required to redeem all outstanding VMTP Shares on December 1, 2017, unless earlier redeemed, repurchased or extended. On June 1, 2017, the Trust extended the term of the VMTP Shares and was required to redeem all outstanding VMTP Shares on December 1, 2019 and unless earlier redeemed, repurchased or extended. On June 1, 2019, the Trust extended the term of the VMTP Shares and is required to redeem all outstanding VMTP Shares on December 1, 2021 and unless earlier redeemed, repurchased or extended VMTP Shares are subject to optional and mandatory redemption in certain circumstances. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends and a redemption premium, if any. On or prior to the redemption date, the Trust will be required to segregate assets having a value equal to 110% of the redemption amount.
The Trust incurred costs in connection with the issuance of the VMTP Shares. These costs were recorded as a deferred charge and were amortized over the original 3 year life of the VMTP Shares. In addition, the Trust incurred costs in connection with the extension of the VMTP Shares that are recorded as a deferred charge and are being amortized over the extended term. Amortization of these costs is included in Interest, facilities and maintenance fees on the Statement of Operations, and the unamortized balance is included in the value of Variable rate muni term preferred shares on the Statement of Assets and Liabilities.
Dividends paid on the VMTP Shares (which are treated as interest expense for financial reporting purposes) are declared daily and paid monthly. The initial rate for dividends was equal to the sum of 1.10% per annum plus the Securities Industry and Financial Markets Association Municipal Swap Index (the "SIFMA" Index). As of August 31, 2019, the dividend rate is equal to the SIFMA Index plus a spread of 1.05%, which is based on the long term preferred share ratings assigned to the VMTP Shares by a ratings agency. The average aggregate liquidation preference outstanding and the average annualized dividend rate of the VMTP Shares during the six months ended August 31, 2019 were $367,600,000 and 2.59%, respectively.
The Trust utilizes the VMTP Shares as leverage in order to enhance the yield of its common shareholders. The primary risk associated with VMTP Shares is exposing the net asset value of the common shares and total return to increased volatility if the value of the Trust decreases while the value of the VMTP Shares remains unchanged. Fluctuations in the dividend rates on the VMTP Shares can also impact the Trust’s yield or its distributions to common shareholders. The Trust is subject to certain restrictions relating to the VMTP Shares, such as maintaining certain asset coverage and leverage ratio requirements. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger an increased rate which, if not cured, could cause the mandatory redemption of VMTP Shares at the liquidation preference plus any accumulated but unpaid dividends.
The liquidation preference of VMTP Shares, which approximates fair value, is recorded as a liability under the caption Variable rate muni term preferred shares on the Statement of Assets and Liabilities. The fair value of VMTP Shares is expected to be approximately their liquidation preference so long as the credit rating on the VMTP Shares, and therefore the "spread" on the VMTP Shares (determined in accordance with the VMTP Shares’ governing document) remains unchanged. At period-end, the Trust’s Adviser has determined that fair value of VMTP Shares is approximately their liquidation preference. Fair value could vary if market conditions change materially. Unpaid dividends on VMTP Shares are recognized as Accrued interest expense on the Statement of Assets and Liabilities. Dividends paid on VMTP Shares are recognized as a component of Interest, facilities and maintenance fees on the Statement of Operations.
NOTE 11—Dividends
The Trust declared the following dividends to common shareholders from net investment income subsequent to August 31, 2019:
Declaration Date	Amount per Share	Record Date	Payable Date
September 3, 2019	$0.0500	September 18, 2019	September 30, 2019
October 1, 2019	$0.0500	October 16, 2019	October 31, 2019
34	Invesco Municipal Opportunity Trust

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 10, 2019, the Board of Trustees (the Board or the Trustees) of Invesco Municipal Opportunity Trust (the Fund) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2019. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). As part of a regularly scheduled basis of in-person Board meetings, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 10, 2019.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also reviewed and considered the benefits to shareholders of investing in a fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board reviewed and considered information about the resources that Invesco Advisers intends to continue to commit to managing the Invesco family of funds following Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub- advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2018 to the performance of funds in the Broadridge performance universe and against the Lipper Closed-End General and Insured Municipal Leveraged Debt Funds Index. The Board noted that the Fund’s performance was in the fourth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was below the performance of the Index for the one, three and five year periods. The Board noted that overweight exposure to and security selection in certain securities and states detracted from the Fund’s performance. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions. The Board also reviewed supplementally historic premium and discount levels of the Fund as provided to the Board at meetings throughout the year.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual

35                         Invesco Municipal Opportunity Trust

management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for shares of the Fund was the same as the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent audited annual reports for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board noted that most closed-end funds do not have fund level breakpoints because closed-end funds generally do not experience substantial asset growth after the initial public offering. The Board noted that the Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board considered Invesco’s reinvestment in its business, including investments in business infrastructure and cybersecurity. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund. The Board considered the organizational structure employed to provide these services.

The Board considered that the Fund’s uninvested cash may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the costs to the Fund of such investments. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash.

36                         Invesco Municipal Opportunity Trust

Proxy Results

A Joint Annual Meeting (“Meeting”) of Shareholders of Invesco Municipal Opportunity Trust (the “Fund”) was held on August 9, 2019. The Meeting was held for the following purposes:

(1).	Election of Trustees by Common Shareholders and Preferred Shareholders voting together as a single class.

(2).	Election of Trustees by Preferred Shareholders voting as a separate class.

The results of the voting on the above matters were as follows:

	Matters	Votes For	Votes Withheld
(1).	Cynthia Hostetler	56,590,169.80	3,244,382.38
	Eli Jones	57,444,186.65	2,390,365.53
	Ann Barnett Stern	57,313,612.41	2,520,939.77
	Raymond Stickel, Jr.	56,641,092.65	3,193,459.53
(2).	Prema Mathai-Davis	3,676.00	0.00

37                         Invesco Municipal Opportunity Trust

Correspondence information
Send general correspondence to Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000.

Trust holdings and proxy voting information
The Trust provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Trust’s Form N-PORT filings on the SEC website at sec.gov. The SEC file number for the Trust is shown below.
A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
SEC file number: 811-06567	VK-CE-MOPP-SAR-1

ITEM 2.    CODE OF ETHICS.

Not applicable for a semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

During the reporting period, PricewaterhouseCoopers LLC (“PwC”) advised the Audit Committee of the following matters for consideration under the SEC’s auditor independence rules. PwC advised the Audit Committee that a PwC Manager and a PwC Senior Associate each held financial interests in investment companies within the Invesco Fund Complex that were inconsistent with the requirements of Rule 2-01(c)(1) of Regulation S-X. PwC noted, among other things, that during the time of its audit, the engagement team was not aware of the investments, (or with respect to the PwC Senior Associate was not aware until after the investments were confirmed as SEC exceptions), the individuals were not in the chain of command of the audit or the audit partners of Invesco or the affiliate of the Registrant, the services each individual provided were not relied upon by the audit engagement team with respect to the audit of the Registrant or its affiliates (or with respect to the PwC Senior Associate, the services were performed by an individual who did not have decision-making responsibility for matters that materially affected the audit and were reviewed by team members at least two levels higher than the PwC Senior Associate), and the investments were not material to the net worth of each individual or their respective immediate family members which they considered in reaching their conclusion. PwC advised the Audit Committee that it believes its objectivity and impartiality had not been adversely affected by these matters as they related to the audit of the Registrant.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of October 16, 2019, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of October 16, 2019, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13.	EXHIBITS.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    Invesco Municipal Opportunity Trust

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 7, 2019

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 7, 2019

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	November 7, 2019